Consolidated Balance Sheets Parenthetical (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Prefered stock, Shares Authorized	100,000,000	100,000,000
Preferred Stock, Shares Issued	752,200	0
Preferred Stock, Shares Outstanding	752,200	0
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares Issued	14,050,000	12,800,000
Common Stock, Shares Outstanding	14,050,000	12,800,000